INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current
Trade creditors	$ 103,683,392	$ 104,211,238
Taxes	3,556,073	3,561,058
Miscellaneous	141,142	953,301
Trade and other payable	164,003,202	150,807,674
Shareholders and other related parties
Current
Trade payable, related party	75,271	35,292
Parent company
Current
Trade payable, related party	161,860	644,191
Joint ventures and associates
Current
Trade payable, related party	$ 56,385,464	$ 41,402,594